RESEARCH AND DEVELOPMENT EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development Expenses [Line Items]
Salaries and related expenses	$ 1,506	$ 1,839	$ 1,395
Share-based compensation	516	(65)	726
Depreciation	17	10	10
Others	1,092	899	574
Total research and development expenses, net	10,474	7,618	6,837
Research and development, net [Member]
Research and Development Expenses [Line Items]
Salaries and related expenses	5,316	4,410	4,656
Share-based compensation	421	234	116
Materials	1,944	1,508	614
Subcontractors and consultants	764	311	456
Depreciation	98	138	147
Cost for registration of patents	132	126	157
Others	1,889	1,099	893
Research and development	10,564	7,826	7,039
Less participation of the IIA and BIRD Foundation	(90)	(208)	(202)
Total research and development expenses, net	$ 10,474	$ 7,618	$ 6,837